SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Furniture And Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Furniture And Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years